Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,259,335,392)	$ (2,387,421,412)	$ (2,277,625,485)
Other reserves, Changes	(94,539,225)	128,086,020	(109,795,927)
Other reserves, Ending balance	(2,353,874,617)	(2,259,335,392)	(2,387,421,412)
Translation Reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	296,704,509	279,801,463	103,650,093
Other reserves, Changes	29,850,998	16,903,046	176,151,370
Other reserves, Ending balance	326,555,507	296,704,509	279,801,463
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(293,168,877)	(391,523,134)	(102,946,095)
Other reserves, Changes	(131,365,686)	98,354,257	(288,577,039)
Other reserves, Ending balance	(424,534,563)	(293,168,877)	(391,523,134)
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	1,802	1,804	1,783
Other reserves, Changes	(30)	(2)	21
Other reserves, Ending balance	1,772	1,802	1,804
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,262,872,826)	(2,275,701,545)	(2,278,331,266)
Other reserves, Changes	6,975,493	12,828,719	2,629,721
Other reserves, Ending balance	$ (2,255,897,333)	$ (2,262,872,826)	$ (2,275,701,545)